INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The reconciliation of income tax expense computed at the U.S. federal statutory rate of 21% to the income tax provision for the years ended June 30, 2024 and 2023 is as follows:

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

	Year Ended
US	June 30, 2024	June 30, 2023
Loss before Income taxes	$(1,874,914)	$(2,790,407)

Taxes under statutory US tax rates	$(393,732)	$(585,986)
Increase (decrease) in valuation allowance	306,682	556,521
Foreign tax rate differential	(55,358)	(60,316)
Prior period adjustment	76,194	81,599
Other	66,214	8,182
Income tax (expense) benefit	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
	Year Ended
	June 30, 2024	June 30, 2023
Deferred tax assets
Warrant Derivative Liability	$513,071	$579,544
Accrued Expenses	559,723	478,273
Prepaid Investor Services	551,796	575,021
Non-cash interest	817,536	758,797
Intangibles (Intellectual Property and Patent Cost)	351,144	321,557
Deferred Rent	4,492	4,550
Formation Expense	6,553	6,553
Net Operating Loss carryforward	9,075,029	8,910,874
Gain on extinguishment of debt	97,992	47,393
Stock Based Compensation	84,028	84,028
Total Deferred tax assets	$12,061,364	$11,766,590

Deferred tax liabilities
Research and Development	$(170,435)	$(202,568)
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Capital Raising Costs	(389,258)	(369,033)
Total deferred tax liabilities	$(599,072)	$(610,980)

Net deferred tax assets	$11,462,292	$11,155,610
Valuation allowance	(11,462,292)	(11,155,610)
Net deferred tax assets	$-	$-

SCHEDULE OF LOSS PER SHARE BASIS OF REVERSE STOCK SPLIT

The unaudited pro forma tables below show the losses per share prior to the reverse split and following the reverse split. A key assumption to the loss per share calculation is that post-reverse split price is equal to the pre-reverse split times the number of shares from the ratio.

Historical per share data – (Pre- Split basis)	Year Ended June 30, 2024	Year Ended June 30, 2023

Net loss available to Common Stockholders	$2,013,488	$3,126,839
Basic and diluted weighted average shares outstanding	85,045,339	1,738,802
Basic and diluted net loss per share	$0.02	$1.80

The assumption inherent in the table below is a reverse split of 1:100,000.

Historical per share data – (Post- Split basis)	Year Ended June 30, 2024	Year Ended June 30, 2023

Net loss available to Common Stockholders	$2,013,488	$3,126,839
Basic and diluted weighted average shares outstanding	850	17
Basic and diluted net loss per share	$2,368.81	$183,931.71

The table below shows the loss per share effect of reverse stock splits at 1:10,000, 1:50,000 and 1:100,000:

Split Ratio	1:10,000		1:50,000		1:100,000
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Net losses available to common stockholders	$2,013,488	$3,126,839	$2,013,488	$3,126,839	$2,013,488	$3,126,839
Weighted Average Shares Outstanding	8,505	174	1,701	35	850	17
Loss per share	$236.74	$17,970	$1,183.71	$89,338.26	$2,368.81	$183,931.71

NOTE 14 – REVERSE STOCK SPLIT

On August 7, 2024, the Company received written consent in lieu of a meeting by the holders of a majority of the voting power of the Company’s outstanding capital stock as of August 7, 2024 and the Company’s Board of Directors approving such actions as are necessary for the Company to proceed to, and the Company accordingly intends to, effectuate and execute a reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio of one post-split share per sixty thousand pre-split shares (1:60,000) (the “Reverse Stock Split”). The Reverse Stock Split became effective as of January 29, 2025. Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Reverse Stock Split. Certain common stock, option, and warrant quantities have been adjusted to nil due to the magnitude of the Reverse Stock Split.